Intangible assets net	6 Months Ended
Mar. 31, 2024
Intangible assets net
Intangible assets, net

Note 11 – Intangible assets, net

Intangible assets, net consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Software	$14,196	$14,049
Purchased patents	987,533	977,287
Subtotal	1,001,729	991,336
Less: accumulated amortization	(998,788)	(988,276)
Intangible assets, net	$2,941	$3,060

Amortization expenses were $151 and $8,718 for the six months ended March 31, 2024 and 2023, respectively.

Estimated future amortization expenses are as follows:

Amortization
expense
Remainder of fiscal 2024	$226
Fiscal 2025	452
Fiscal 2026	452
Fiscal 2027	452
Fiscal 2028	452
Thereafter	907
Total	$2,941